497(e)
                                                                       333-81501

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 15, 2008 TO THE CURRENT PROSPECTUS FOR EQUI-VEST(R)
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This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information, (together the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The following information is added to the state table in "Appendix IV: State contract availability and/or variations of certain features and benefits" of the Prospectus.

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State           Features / benefits / charges                              Availability / varation
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Illinois        See "Selecting an annuity payout option" in the "Your      You can choose the date annuity payments are to begin,
                annuity payout options" section under "Accessing your      but it may not be earlier than twelve months from the
                money"                                                     EQUI-VEST(R) contract date.
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New Hampshire   See "Disability, terminal illness, or confinement to       Under item (iii), subsection (a) is deleted and
                nursing home." in the "Charges under the contracts"        replaced with the following: "(a) a provider of skilled
                section under "Charges and expenses"                       nursing care service or qualified to receive approval
                                                                           of Medicare benefits." Also, the second item listed
                                                                           under (iii) (b) is amended to read as follows: "- it
                                                                           provides continuous room and board."
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Texas           See "Charges and expenses -- Annual administrative         We will deduct this charge on a pro rata basis from the
                charge"                                                    variable investment options. We will not deduct this
                                                                           charge from your value in the guaranteed interest option.
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   EQUI-VEST(R) is a registered service mark of AXA Equitable Life Insurance
                           Company (AXA Equitable).
                Distributed by its affiliate AXA Advisors, LLC,
               1290 Avenue of the Americas, New York, NY 10104.
                      Copyright 2008. All rights reserved.

                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234


888-801A (8/08)                                                  140593 (8/08)
EV801/NB                                                                x02142